Related Parties	12 Months Ended
Dec. 31, 2018
Related Party [Abstract]
Related Parties
RELATED PARTIES

Balances and transactions between the Company and its subsidiaries, which are related parties of the Company, have been eliminated on consolidation and are not disclosed separately in this note.

Transactions with key management personnel (including directors) are noted in the table below.

	Year Ended December 31
	2018	2017
Short-term employee benefits	$8,703	$7,840
Share-based compensation	10,985	3,569
Termination payments	3,025	275
Total compensation for key management personnel	$22,713	$11,684